UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-2168


                            ACTIVA MUTUAL FUND TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         2905 Lucerne Dr. SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Allan D. Engel, President, Secretary, and Treasurer Activa Mutual Fund
                          2905 Lucerne Dr SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (616) 588-5380

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 09/30/07
                          --------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

ACTIVA Schedule of Investments
INTERMEDIATE BOND FUND - 9/30/07 (Unaudited)

                                                                          % OF  SHARES OR
SECURITY DESCRIPTION                                               INVESTMENTS  PAR VALUE        VALUE
--------------------                                               -----------  ---------        -----
MONEY MARKET FUNDS - TAXABLE                                           0.5%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                             331,967      $331,967
                                                                                             -----------

US TREASURY NOTES                                                      1.6%
      U.S. TREASURY NOTES, 4.25%, 8/15/13                                       1,000,000       999,300
                                                                                             -----------

U.S. TREASURY BONDS                                                    6.4%
      U.S. TREASURY BONDS, 6.25%, 8/15/23                                       1,250,000     1,436,425
      U.S. TREASURY INFLATION INDEX BOND (TIP), 3.875%, 4/15/29                   306,000       491,834
      U.S. TREASURY INFLATION INDEX BOND (TIP), 2.0%, 1/15/14                     550,000       610,511
      U.S. TREASURY N/B, 4.625%, 2/15/17                                        1,300,000     1,306,396
      U.S. TREASURY N/B, 4.625%, 2/15/17                                          175,000       175,861
                                                                                             -----------
                                                                                              4,021,027
                                                                                             -----------

US TREASURY STRIPS - PRINCIPAL ONLY                                    0.2%
      STRIP PRINC., 11/15/13                                                      135,000       103,981
                                                                                             -----------

FEDERAL HOME LOAN MORTGAGE                                            16.9%
      FREDDIE MAC GOLD, 5.50%, 12/1/32                                            259,738       255,185
      FREDDIE MAC, 5.0%, 12/1/35                                                  649,402       620,584
      FEDERAL GOVT. LOAN MANAGEMENT CORP., 5.5%, 2/1/36                           500,397       490,662
      FEDERAL HOME LOAN MORTGAGE CORP., 4.5%, 12/1/35                             447,131       415,587
      FEDERAL GOVT. LOAN MTG. CORP. PL G18010, 5.5%, 9/1/19                       384,540       383,885
      FEDERAL HOME LOAN MORTGAGE CORP., 5.375%, 1/9/14                          1,700,000     1,707,863
      FREDDIE MAC, 8.0%, 3/1/30                                                   105,766       112,107
      FEDERAL GOVT. LOAN MTG. CORP. PL B19064, 4.5%, 4/1/20                       906,169       872,661
      FREDDIE MAC, 5.0%, 7/1/34                                                   797,000       762,376
      FREDDIE MAC, 5.5%, 5/1/35                                                 1,341,292     1,315,200
      FEDERAL GOVT. LOAN MORTGAGE CORP., 5.0%, 9/1/35                           1,051,847     1,005,170
      FREDDIE MAC, 5.5%, 5/15/28                                                1,021,000     1,029,610
      FREDDIE MAC, 5.0%, 4/15/18                                                  767,000       755,158
      FREDDIE MAC, 4.5%,  4/15/26                                                 852,000       848,544
                                                                                             -----------
                                                                                             10,574,592
                                                                                             -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                                 23.4%
      FGLMC, 5.5%, 8/1/37                                                         998,953       978,316
      FANNIE MAE, 6.5%, 9/1/29                                                     51,186        52,541
      FANNIE MAE, 4.5%, 9/1/18                                                    751,330       725,584
      FANNIE MAE, 5.0%, 12/1/33                                                   580,218       555,515
      FNCL, 5.0%, 7/1/37                                                        1,247,259     1,189,922
      FANNIE MAE, 6.0%, 1/1/29                                                     82,746        83,478
      FANNIE MAE, 6.5%, 3/1/29                                                     47,303        48,602
      FANNIE MAE, 6.5%, 3/1/29                                                     75,816        77,899
      FANNIE MAE, 6.5%, 7/1/32                                                    520,265       532,919
      FANNIE MAE, 6.5%, 4/1/18                                                    332,552       341,348
      FANNIE MAE, 6.5%, 5/1/32                                                    235,390       241,115
      FANNIE MAE, 5.5%, 2/1/33                                                    234,212       230,099
      FANNIE MAE, 5.50%, 4/1/33                                                   185,521       182,264
      FANNIE MAE, 4.50%, 8/1/19                                                   740,384       713,806
      FANNIE MAE, 5.0%, 8/1/33                                                    191,649       183,489
      FANNIE MAE, 7.0%, 3/1/35                                                    142,431       147,723
      FANNIE MAE, 5.0%, 6/1/34                                                    208,337       199,287
      FANNIE MAE, 5.0%, 8/1/19                                                    421,615       414,092
      FANNIE MAE, 6.0%, 10/1/34                                                 1,028,616     1,032,543
      FANNIE MAE  POOL #835760, 4.5%, 9/1/35                                    1,190,247     1,105,194
      FNCL, 6.0%, 1/1/36                                                        1,540,476     1,543,020
      FNCL, 5.0%, 11/1/35                                                         547,785       522,603
      FNCL, 5.5%, 1/1/36                                                          975,321       955,477
      FANNIE MAE, 5.5%, 2/1/36                                                    812,658       797,080
      FANNIE MAE, 5.279%, 4/1/37                                                1,242,135     1,242,073
      FANNIE MAE, 5.5%, 11/1/36                                                   567,904       556,350
                                                                                             -----------
                                                                                             14,652,339
                                                                                             -----------

FEDERAL FARM CREDIT BANK                                               0.8%
      FEDERAL FARM CREDIT BANK, 4.875%, 1/17/17                                   500,000       496,676
                                                                                             -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                               2.1%
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7%, 11/15/31                            71,342        74,712
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7%, 12/15/28                            32,235        33,796
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7%, 9/15/29                              7,199         7,546
      GOVERNMENT NATIONAL SINGLE FAMILY, 7%, 12/15/29                             117,208       122,870
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 4.5%, 4/15/18                          442,677       428,483




                                                                          % OF  SHARES OR
SECURITY DESCRIPTION                                               INVESTMENTS  PAR VALUE        VALUE
--------------------                                               -----------  ---------        -----
      GOVERNMENT NATIONAL SINGLE FAMILY, 7%, 9/15/34                               82,049        85,789
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 3.407%, 7/16/21                        609,253       594,234
                                                                                             -----------
                                                                                              1,347,430
                                                                                             -----------

FOREIGN BOND                                                           9.3%
      GOVERNMENT OF CANADA, 4%, 6/1/16                                            100,000        98,165
      CANADA GOV'T., 4.25%, 12/1/08                                               600,000       603,705
      PROVINCE OF ONTARIO, 4.3%, 3/8/17                                           400,000       390,426
      TELEFONICA EMISIONES SAU, 5.855%, 2/4/13                                    280,000       283,333
      JAPAN-37(10 YEAR ISSUE) GOVT., 0.8%, 6/20/09                             53,950,000       469,461
      GOVERNMENT OF AUSTRALIA, 5.25%, 8/15/10                                   1,000,000       859,901
      BUNDESREPUB. DEUTSCHLAND, 4%, 1/4/37                                        200,000       258,821
      UK TREASURY, 4.25%, 3/7/11                                                  100,000       199,475
      UK  TREASURY NOTE, 4%, 9/7/16                                               150,000       284,905
      UK TREASURY BOND, 4%, 9/7/16                                                200,000       379,874
      BUONI POLIENNALI DEL TES, 3.75%, 8/1/16                                     170,000       229,615
      FRENCH TREASURY NOTE (BTAN- 5 YEAR), 3.5%, 7/12/11                          505,000       702,979
      BUONI POLIENNALI DEL TES, 3.75%, 6/15/09                                    335,000       474,597
      JAPAN-281(10 YEAR ISSUE), 2%, 6/20/16                                    67,450,000       609,606
                                                                                             -----------
                                                                                              5,844,863
                                                                                             -----------

MUNICIPAL BONDS
NEW YORK                                                               0.9%
      PORT AUTHORITY NY AND NJ MUNICIPAL BOND, 5.75%, 11/1/32                     600,000       569,964
                                                                                             -----------

CORPORATE BONDS - 23.8%
AUTOMOTIVE                                                             0.9%
      DAIMLERCHRYSLER, 5.75%, 9/8/11                                              295,000       298,003
      DELHAIZE AMERICA, INC., 6.5%, 6/15/17                                       250,000       252,583
                                                                                             -----------
                                                                                                550,586
                                                                                             -----------

BANKING                                                                2.4%
      BB&T CAPITAL TRUST, 6.75%, 6/7/36                                           285,000       292,933
      CITIGROUP,  INC., 5.8%, 7/28/11                                             142,000       139,152
      FIFTH THIRD BANCORP, 5.45%, 1/15/17                                         295,000       282,759
      JP MORGAN CHASE, 5.247%, 1/12/43                                            500,000       502,566
      WACHOVIA CORPORATION, 5.625%, 10/15/16                                      300,000       296,850
                                                                                             -----------
                                                                                              1,514,260
                                                                                             -----------

BROADCASTING                                                           1.4%
      COMCAST CABLE, 7.125%, 6/15/13                                              280,000       298,398
      ROGERS CABLE,  INC., 5.5%, 3/15/14                                          270,000       260,705
      TIME WARNER,  INC., 5.5%, 11/15/11                                          295,000       294,851
                                                                                             -----------
                                                                                                853,954
                                                                                             -----------

DRUGS                                                                  0.5%
      HOSPIRA, INC., 6.05%, 3/30/17                                               300,000       295,645
                                                                                             -----------

ELECTRIC UTILITY                                                       3.8%
      CONSTELLATION ENERGY GRP., 6.125%, 9/1/09                                   285,000       289,540
      DPL, INC., 6.875%, 9/1/11                                                   270,000       282,965
      MIDAMERICA ENERGY HLDGS., 6.125%, 4/1/36                                    295,000       287,328
      NEVADA POWER CO., 5.875%, 1/15/15                                           306,000       300,358
      PECO ENERGY TRANSITION TRUST, 6.52%, 12/31/10                             1,152,000     1,205,041
                                                                                             -----------
                                                                                              2,365,232
                                                                                             -----------

ENERGY                                                                 2.2%
      FIRSTENERGY CORP., 6.45%, 11/15/11                                          290,000       300,090
      FLORIDA POWER CORP., 6.35%, 9/15/37                                         170,000       173,843
      NORTHERN STATES PWR., 8%, 8/28/12                                           250,000       278,338
      SOUTHERN POWER CO., 6.25%, 7/15/12                                          280,000       288,201
      XTO ENERGY, INC., 6.25%, 4/15/13                                            335,000       344,712
                                                                                             -----------
                                                                                              1,385,184
                                                                                             -----------

FINANCIAL SERVICES                                                     5.4%
      AMERICAN EXPRESS, 6.8%, 9/1/66                                              270,000       277,154
      AMERICAN GENERAL FINANCE, 4.875%, 7/15/12                                   305,000       295,018
      CITIGROUP/DEUTSCHE BANK COMM. MORTAGE, VRN, 7/15/44                         605,000       607,947
      CATERPILLAR FINANCIAL SERVICES CORP., 5.125%, 10/12/11                      295,000       294,250
      GENERAL ELECTRIC CAPITAL CORP., 5%, 1/8/16                                  232,000       225,186
      GOLDMAN SACHS GROUP, INC., 5.625%, 1/15/17                                  360,000       349,911
      INTERNATIONAL LEASE FIN., 5.625%, 9/20/13                                   305,000       302,780
      LEHMAN BROTHERS HOLDINGS, 6.625%, 1/18/12                                   133,000       137,437
      MORGAN STANLEY CAPITAL, 4.517%, 1/14/42                                       1,567         1,556
      NATIONAL RURAL UTILITIES, 4.75%, 3/1/14                                     295,000       280,810
      PNC FUNDING CORP., 5.125%, 12/14/10                                         295,000       295,481
      RESONA PFD GLOBAL SECS., 7.191%, 12/29/49                                   290,000       291,447
                                                                                             -----------




                                                                          % OF  SHARES OR
SECURITY DESCRIPTION                                               INVESTMENTS  PAR VALUE        VALUE
--------------------                                               -----------  ---------        -----
                                                                                              3,358,977
                                                                                             -----------

HEALTH CARE                                                            0.9%
      AETNA, INC., 5.75%, 6/15/11                                                 290,000       294,822
      UNUMPROVIDENT CORP., 7.625%, 3/1/11                                         270,000       287,674
                                                                                             -----------
                                                                                                582,496
                                                                                             -----------

INSURANCE                                                              0.9%
      ACE INA HOLDINGS, 5.7%, 2/15/17                                             290,000       286,707
      METLIFE,  INC., 6.40%, 12/15/36                                             285,000       271,860
                                                                                             -----------
                                                                                                558,567
                                                                                             -----------

OIL & EXPLOR PROD & SER                                                1.2%
      APACHE CORPORATION, 5.625%, 1/15/17                                         285,000       281,330
      MARATHON OIL CORP., 6.6%, 10/1/37                                           168,000       172,338
      PETROBAS INTERNATIONAL, 6.125%, 10/16/16                                    280,000       283,553
                                                                                             -----------
                                                                                                737,221
                                                                                             -----------

OIL & GAS EQUIPMENT/SERVICES                                           1.4%
      HESS CORP., 6.65%, 8/15/11                                                  270,000       282,509
      CONOCOPHILLIPS, 5.5%, 4/15/13                                               290,000       291,470
      WESTERN OIL AND SANDS, INC., 8.375%, 5/1/12                                 285,000       315,994
                                                                                             -----------
                                                                                                889,973
                                                                                             -----------

PIPELINES                                                              0.4%
      KINDER MORGAN ENERGY PARTNERS, 5.85%, 9/15/12                               280,000       282,660
                                                                                             -----------

PRINTING & PUBLISHING                                                  0.8%
      NEWS AMERICA HOLDINGS, 8.15%, 10/17/36                                      152,000       173,903
      XEROX CORP., 5.5%, 5/15/12                                                  320,000       317,258
                                                                                             -----------
                                                                                                491,161
                                                                                             -----------

REAL ESTATE                                                            0.2%
      ISTAR FINANCIAL SFI, 5.15%, 3/1/12                                          150,000       138,929
                                                                                             -----------

TECHNOLOGY                                                             0.5%
      SEAGATE TECHNOLOGY HDD, 6.8%, 10/1/16                                       305,000       299,663
                                                                                             -----------

TELECOMMUNICATIONS                                                     0.9%
      CISCO SYSTEMS, INC., 5.5%, 2/22/16                                          275,000       273,615
      VERIZON NEW YORK, INC., 6.875%, 4/1/12                                      315,000       332,142
                                                                                             -----------
                                                                                                605,757
                                                                                             -----------

TOTAL CORPORATE BONDS                                                                        14,910,265
                                                                                             -----------

ASSET BACKED SECURITIES - 3.0%
ELECTRIC UTILITY                                                       1.1%
      DETROIT EDISON SECURITIZATION FUNDING LLC, 6.19%, 3/1/13                    169,000       173,320
      PSE&G TRANSITION FUNDING LLC, 6.45%, 3/15/13                                494,000       513,132
                                                                                             -----------
                                                                                                686,452
                                                                                             -----------

FINANCIAL SERVICES                                                     1.9%
      CITIBANK CREDIT CARD INSURANCE TRUST, 5.3%, 3/15/18                         625,000       620,129
      HONDA AUTO RECEIVABLES OWNER TRUST, 5.11%, 4/15/12                          595,000       593,147
                                                                                             -----------
                                                                                              1,213,276
                                                                                             -----------

TOTAL ASSET BACKED SECURITIES                                                                 1,899,728
                                                                                             -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.1%
FINANCIAL SERVICES                                                    11.1%
      BEAR STEARNS COMMERCIAL MORTG. SEC., 4.74%, 9/15/42                         500,000       496,358
      BEAR STEARNS COMMERCIAL MORTG. SEC., 5.426%, 9/11/41                        605,000       610,008
      BEAR STEARNS COMMERCIAL MORTG. SEC., 5.201%, 12/11/38                       945,000       922,896
      CITIGROUP/DEUTSCHE BANK COMM. MTG. TR., 5.56%, 10/15/48                     740,000       748,504
      GREENWICH CAPITAL COMM. FUNDING CORP., 5.381%, 7/10/12                      605,000       606,857
      FREDDIE MAC, 5%, 10/15/31                                                 1,500,000     1,464,788
      FREDDIE MAC, 5.5%, 1/15/31                                                1,128,000     1,127,003
      MERRILL LYNCH MORTGAGE TRUST, VRN, 11/12/37                                 500,000       495,987
      SMALL BUSINESS ADMIN. PARTICIPATION, 6.07%, 7/1/26                          476,747       493,578
                                                                                             -----------
                                                                                              6,965,979
                                                                                             -----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                     6,965,979
                                                                                             -----------

TOTAL FIXED INCOME - 100% (Cost $62,706,462)                                                 $62,718,111
                                                                                             ===========


ACTIVA Schedule of Investments
VALUE FUND - 9/30/07 (Unaudited)


                                                                         % OF     SHARES OR
SECURITY DESCRIPTION                                              INVESTMENTS     PAR VALUE            VALUE
---------------------                                             -----------     ---------            -----
MONEY MARKET FUNDS - TAXABLE - 1.0%                                      1.0%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                             1,322,533       $1,322,533
                                                                                                -------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost 1,322,533)                                                1,322,533
                                                                                                -------------

COMMON STOCKS - 99.0%
AEROSPACE                                                                0.8%
      LOCKHEED MARTIN CORP.                                                           9,600        1,041,504
                                                                                                -------------

APPLIANCES & HOUSEHOLD DURABLE                                           0.7%
      WHIRLPOOL CORP.                                                                10,500          935,550
                                                                                                -------------

AUTOMOTIVE PARTS & EQUIPMENT                                             0.7%
      TRW AUTOMOTIVE HOLDINGS CORP.                                                 *29,800          944,064
                                                                                                -------------

AUTOMOTIVE LEASING                                                       0.2%
      AVIS BUDGET GROUP, INC.                                                       *11,900          272,391
                                                                                                -------------

BANKING                                                                  9.7%
      CITIGROUP, INC.                                                               114,872        5,361,076
      COMERICA, INC.                                                                 31,960        1,638,909
      U.S. BANCORP                                                                   50,800        1,652,524
      WACHOVIA CORP.                                                                 74,800        3,751,220
      WEBSTER FINANCIAL CORP.                                                        16,900          711,828
                                                                                                -------------
                                                                                                  13,115,557
                                                                                                -------------

BIOTECHNOLOGY                                                            0.9%
      MILLENNIUM PHARMACEUTICALS                                                   *123,500        1,253,525
                                                                                                -------------

BUSINESS SERVICES                                                        1.1%
      MANPOWER, INC.                                                                 15,400          990,990
      WESTERN UNION CORP.                                                           *21,700          455,049
                                                                                                -------------
                                                                                                   1,446,039
                                                                                                -------------

CHEMICALS                                                                0.3%
      MOSAIC CO/THE                                                                  *8,000          428,160
                                                                                                -------------

CONSTRUCTION - FOREIGN                                                   2.3%
      ACCENTURE LTD.                                                                *75,500        3,038,875
                                                                                                -------------

CONSUMER GOODS & SERVICES                                                0.2%
      HASBRO, INC.                                                                   11,700          326,196
                                                                                                -------------

CONTAINERS & PACKAGING                                                   0.7%
      GREIF, INC.                                                                     5,000          303,400
      OWENS-ILLINOIS, INC.                                                          *16,000          663,200
                                                                                                -------------
                                                                                                     966,600
                                                                                                -------------

COSMETICS                                                                0.8%
      KIMBERLY-CLARK CORP.                                                           14,800        1,039,848
                                                                                                -------------

DIVERSIFIED                                                              4.0%
      GENERAL ELECTRIC & CO.                                                        103,700        4,293,180
      PEPCO HOLDINGS, INC.                                                           39,800        1,077,784
                                                                                                -------------
                                                                                                   5,370,964
                                                                                                -------------

ELECTRIC UTILITY                                                         0.7%
      DTE ENERGY CO.                                                                  8,300          402,052
      FIRSTENERGY CORP.                                                              10,200          646,068
                                                                                                -------------
                                                                                                   1,048,120
                                                                                                -------------

ENERGY                                                                   4.2%
      DUKE ENERGY CORP.                                                              36,800          687,792


                                                                         % OF     SHARES OR
SECURITY DESCRIPTION                                              INVESTMENTS     PAR VALUE            VALUE
---------------------                                             -----------     ---------            -----
      PUBLIC SERVICE ENTERPRISE GROUP, INC.                                          11,600        1,020,684
      PUGET ENERGY, INC.                                                             30,200          738,994
      UGI CORPORATION                                                                46,600        1,210,668
      XCEL ENERGY, INC.                                                              95,100        2,048,454
                                                                                                -------------
                                                                                                   5,706,592
                                                                                                -------------

ENTERTAINMENT                                                            2.0%
      WALT DISNEY COMPANY                                                            76,600        2,634,274
                                                                                                -------------

FINANCIAL SERVICES                                                       8.3%
      BANK OF AMERICA CORP.                                                         123,912        6,229,056
      GOLDMAN SACH GROUP, INC.                                                       18,700        4,053,038
      MERRILL LYNCH & CO.                                                            11,900          848,232
                                                                                                -------------
                                                                                                  11,130,326
                                                                                                -------------

FOOD PRODUCTS                                                            2.2%
      KROGER CO.                                                                     48,400        1,380,368
      SAFEWAY, INC.                                                                  14,200          470,162
      TYSON FOODS, INC. - CL A                                                       20,900          373,065
      UNILEVER N V                                                                   24,100          743,485
                                                                                                -------------
                                                                                                   2,967,080
                                                                                                -------------

HEALTH CARE                                                              2.7%
      CIGNA CORPORATION                                                               6,700          357,043
      MCKESSON HBOC, INC.                                                            45,600        2,680,824
      MEDCO HEALTH SOLUTIONS                                                         *6,100          551,379
                                                                                                -------------
                                                                                                   3,589,246
                                                                                                -------------

HOUSEHOLD PRODUCTS/WARES                                                 0.3%
      CHURCH & DWIGHT CO., INC.                                                       7,100          333,984
                                                                                                -------------

INSURANCE                                                               10.1%
      AMERICAN INTERNATIONAL GROUP                                                    3,800          257,070
      ASSURANT, INC.                                                                 55,700        2,979,950
      HARTFORD FINANCIAL SERVICES GROUP                                              21,000        1,943,550
      MBIA, INC.                                                                     30,612        1,868,863
      REINSURANCE GROUP OF AMERICA, INC.                                             16,800          953,736
      ACE LIMITED                                                                    48,400        2,931,588
      ARCH CAPITAL GROUP LTD.                                                       *13,500        1,004,535
      EVEREST RE GROUP LTD.                                                          15,500        1,708,720
                                                                                                -------------
                                                                                                  13,648,012
                                                                                                -------------

MACHINERY & EQUIPMENT                                                    3.5%
      AGCO CORPORATION                                                              *28,600        1,452,022
      CIT GROUP, INC.                                                                 8,000          321,600
      SUPERVALU, INC.                                                                45,200        1,763,252
      TEREX CORP.                                                                   *13,200        1,175,064
                                                                                                -------------
                                                                                                   4,711,938
                                                                                                -------------

MANUFACTURING - MISCELLANEOUS                                            1.2%
      MATTEL, INC.                                                                  *19,300          452,778
      PARKER HANNIFIN CORP.                                                          10,600        1,185,398
                                                                                                -------------
                                                                                                   1,638,176
                                                                                                -------------

MEDICAL EQUIPMENT & SUPPLIES                                             0.8%
      WELLPOINT, INC.                                                               *13,500        1,065,420
                                                                                                -------------

METALS & MINING                                                          2.1%
      ALCOA, INC.                                                                    10,000          391,200
      FREEPORT-MCMORAN COPPER                                                        15,200        1,594,328
      SOUTHERN COPPER CORP.                                                           6,900          854,427
                                                                                                -------------
                                                                                                   2,839,955
                                                                                                -------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                     3.2%
      HEWLETT-PACKARD                                                                47,700        2,374,983
      INTERNATIONAL BUSINESS MACHINES CORP.                                          16,600        1,955,480
                                                                                                -------------
                                                                                                   4,330,463
                                                                                                -------------

                                                                         % OF     SHARES OR
SECURITY DESCRIPTION                                              INVESTMENTS     PAR VALUE            VALUE
---------------------                                             -----------     ---------            -----
OIL & GAS EXPLOR PROD & SER                                             15.4%
      CHEVRON CORPORATION                                                            19,419        1,817,230
      CONOCOPHILLIPS                                                                 71,500        6,275,555
      EXXON MOBIL CORP.                                                              79,264        7,336,676
      MARATHON OIL CORP.                                                             17,400          992,148
      OCCIDENTAL PETROLEUM CORP.                                                     40,500        2,595,240
      VALERO ENERGY CORP.                                                            25,900        1,739,962
                                                                                                -------------
                                                                                                  20,756,811
                                                                                                -------------

PETROLEUM-REFINING                                                       0.2%
      TESORO CORP.                                                                    5,200          239,304
                                                                                                -------------

PHARMACEUTICALS                                                          4.4%
      BRISTOL-MYERS SQUIBB COMPANY                                                  117,700        3,392,114
      ELI LILLY & CO.                                                                21,200        1,206,916
      MERCK & COMPANY, INC.                                                          24,300        1,256,067
                                                                                                -------------
                                                                                                   5,855,097
                                                                                                -------------

RETAIL STORES                                                            2.3%
      ANN TAYLOR STORES CORP.                                                       *11,200          354,704
      BJ'S WHOLESALE CLUB, INC.                                                      *8,100          268,596
      DOLLAR TREE STORES, INC.                                                      *10,700          433,778
      GAP, INC.                                                                      37,700          695,188
      GENERAL GROWTH PROPERTIES                                                      24,200        1,297,604
                                                                                                -------------
                                                                                                   3,049,870
                                                                                                -------------

REAL ESTATE INVESTMENT TRUST                                             1.2%
      DOVER CORPORATION                                                              33,100        1,686,445
                                                                                                -------------

STEEL                                                                    0.3%
      UNITED STATES STEEL CORP.                                                       3,600          381,384
                                                                                                -------------

TECHNOLOGY                                                               0.7%
      AVNET, INC.                                                                    *9,800          390,628
      BELDEN CDT, INC.                                                               12,400          581,684
                                                                                                -------------
                                                                                                     972,312
                                                                                                -------------

TIRE & RUBBER                                                            0.6%
      GOODYEAR TIRE & RUBBER CO.                                                    *24,800          754,168
                                                                                                -------------

TOBACCO                                                                  2.3%
      ALTRIA GROUP, INC.                                                             19,825        1,378,432
      REYNOLDS AMERICAN, INC.                                                        26,400        1,678,776
                                                                                                -------------
                                                                                                   3,057,208
                                                                                                -------------

TRANSPORTATION & SHIPPING                                                0.3%
      RYDER SYSTEM, INC.                                                              7,200          352,800
                                                                                                -------------

TELECOMMUNICATIONS                                                       7.6%
      AT&T, INC.                                                                    189,145        8,002,725
      CENTURYTEL, INC.                                                               23,700        1,095,414
      ENTERGY CORP.                                                                   5,100          552,279
      FPL GROUP, INC.                                                                 9,200          560,096
                                                                                                -------------
                                                                                                  10,210,514
                                                                                                -------------

TOTAL COMMON STOCKS - (Cost $111,365,336)                                                        133,138,772
                                                                                                -------------

TOTAL INVESTMENTS - 100% (Cost $112,687,869)                                                    $134,461,305
                                                                                                =============


*Non-dividend producing as of September 30, 2007

ACTIVA Schedule of Investments
GROWTH FUND - 9/30/07 (Unaudited)

                                                                                      % OF        SHARES OR
SECURITY DESCRIPTION                                                           INVESTMENTS        PAR VALUE            VALUE
--------------------                                                           -----------        ---------            -----
MONEY MARKET FUNDS - TAXABLE - 0.3%                                                   0.3%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                                                86,071           $86,071
                                                                                                               ---------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $86,071)                                                                      86,071
                                                                                                               ---------------

COMMON STOCKS - 99.6%
ADVERTISING                                                                           1.0%
      FOCUS MEDIA HOLDING LTD., ADR                                                                  *4,900           284,298
                                                                                                               ---------------

AEROSPACE                                                                             5.5%
      BOEING CORP.                                                                                    3,600           377,964
      HONEYWELL INTERNATIONAL, INC.                                                                  12,488           742,661
      UNITED TECHNOLOGIES                                                                             5,500           442,640
                                                                                                               ---------------
                                                                                                                    1,563,265
                                                                                                               ---------------

AGRICULTURE                                                                           3.6%
      MONSANTO COMPANY                                                                               11,984         1,027,508
                                                                                                               ---------------

AIRLINES                                                                              1.2%
      EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.                                                    6,976           329,965
                                                                                                               ---------------

AUTOMOTIVE                                                                            1.0%
      OSHKOSH TRUCK CORP.                                                                             4,700           291,259
                                                                                                               ---------------

BIOTECHNOLOGY                                                                         1.5%
      GILAD SCIENCES, INC.                                                                          *10,400           425,048
                                                                                                               ---------------

COAL & CONSUMABLE FUELS                                                               0.8%
      CONSOL ENERGY, INC.                                                                             4,700           219,020
                                                                                                               ---------------

COMMUNICATIONS EQUIPMENT                                                              6.7%
      CISCO SYSTEMS, INC.                                                                           *35,738         1,183,285
      JUNIPER NETWORKS, INC.                                                                         *8,075           295,626
      QUALCOMM, INC.                                                                                  9,544           403,329
                                                                                                               ---------------
                                                                                                                    1,882,240
                                                                                                               ---------------

COMPUTER SOFTWARE                                                                     4.0%
      ADOBE SYSTEMS, INC.                                                                           *19,000           829,540
      RIVERBED TECHNOLOGY,  INC.                                                                     *7,784           314,396
                                                                                                               ---------------
                                                                                                                    1,143,936
                                                                                                               ---------------

COMPUTER HARDWARE                                                                     4.3%
      APPLE COMPUTER                                                                                 *6,116           939,051
      SUN MICROSYSTEMS, INC.                                                                        *48,900           274,329
                                                                                                               ---------------
                                                                                                                    1,213,380
                                                                                                               ---------------

CONSUMER GOODS & SERVICES                                                             3.3%
      COCA-COLA CO.                                                                                  16,200           931,014
                                                                                                               ---------------

DIVERSIFIED                                                                           4.4%
      GENERAL ELECTRIC & CO.                                                                         30,101         1,246,181
                                                                                                               ---------------


                                                                                      % OF        SHARES OR
SECURITY DESCRIPTION                                                           INVESTMENTS        PAR VALUE            VALUE
--------------------                                                           -----------        ---------            -----
ELECTRIC UTILITY                                                                      0.5%
      EXELON CORP.                                                                                    1,900           143,184
                                                                                                               ---------------

ELECTRONICS                                                                           2.9%
      ELECTRONIC ARTS,  INC.                                                                         *2,600           145,574
      PMC - SIERRA, INC.                                                                            *42,500           356,575
      STMICROELECTRONICS N.V. - NY SHARES                                                            18,866           316,005
                                                                                                               ---------------
                                                                                                                      818,154
                                                                                                               ---------------

ENGINEERING                                                                           1.9%
      FOSTER WHEELER LTD.                                                                            *4,051           531,815
                                                                                                               ---------------

FINANCIAL SERVICES                                                                    6.4%
      AMERICAN EXPRESS COMPANY                                                                        9,340           554,516
      GOLDMAN SACH GROUP, INC.                                                                        1,300           281,762
      JP MORGAN CHASE & CO.                                                                           3,300           151,206
      NYSE EURONEXT                                                                                   4,600           364,182
      CONSUMER STAPLES SELECT SECTOR SPDR FUND                                                       16,400           458,380
                                                                                                               ---------------
                                                                                                                    1,810,046
                                                                                                               ---------------

HEALTH CARE                                                                           1.6%
      MEDCO HEALTH SOLUTIONS                                                                         *5,158           466,232
                                                                                                               ---------------

HOTELS & LODGING                                                                      1.8%
      LAS VEGAS SANDS CORP.                                                                          *3,774           503,527
                                                                                                               ---------------

INDUSTRIAL GOODS & SERVICES                                                           2.2%
      CORNING, INC.                                                                                  25,747           634,664
                                                                                                               ---------------

INSTRUMENTATION                                                                       2.1%
      THERMO ELECTRON CORP.                                                                         *10,500           606,060
                                                                                                               ---------------

INSURANCE                                                                             1.5%
      AMERICAN INTERNATIONAL GROUP                                                                    6,300           426,195
                                                                                                               ---------------

INTERNET CONTENT                                                                      4.4%
      GOOGLE, INC. - CL A                                                                            *2,185         1,239,485
                                                                                                               ---------------

MANUFACTURING-CAPITAL GOODS                                                           1.5%
      DANAHER CORP.                                                                                   5,300           438,363
                                                                                                               ---------------

MEDICAL EQUIPMENT & SUPPLIES                                                          5.6%
      C.R. BARD, INC.                                                                                 2,600           229,294
      HOLOGIC, INC.                                                                                  *3,900           237,900
      HENRY SCHEIN, INC.                                                                             *6,100           371,124
      WELLPOINT, INC.                                                                                *5,000           394,600
      ZIMMER HOLDINGS, INC.                                                                          *4,200           340,158
                                                                                                               ---------------
                                                                                                                    1,573,076
                                                                                                               ---------------

METALS & MINING                                                                       1.0%
      FREEPORT-MCMORAN COPPER                                                                         2,659           278,902
                                                                                                               ---------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                                  0.9%
      HEWLETT-PACKARD                                                                                 5,026           250,245
                                                                                                               ---------------

OIL & GAS EXPLOR PROD & SER                                                           2.7%
      EOG RESOURCES, INC.                                                                             2,900           209,757


                                                                                      % OF        SHARES OR
SECURITY DESCRIPTION                                                           INVESTMENTS        PAR VALUE            VALUE
--------------------                                                           -----------        ---------            -----
      SCHLUMBERGER LTD.                                                                               3,100           325,500
      GLOBAL SANTAFE CORP.                                                                            3,084           234,446
                                                                                                               ---------------
                                                                                                                      769,703
                                                                                                               ---------------

PHARMACEUTICALS                                                                       6.1%
      ABBOTT LABORATORIES                                                                            13,600           729,232
      ELAN CORP PLC -SPONS ADR                                                                      *20,000           420,800
      MERCK & COMPANY, INC.                                                                          11,053           571,330
                                                                                                               ---------------
                                                                                                                    1,721,362
                                                                                                               ---------------

RETAIL STORES                                                                         8.0%
      AMAZON.COM, INC.                                                                               *4,300           400,545
      KOHL'S CORP.                                                                                   *9,600           550,368
      MACY'S, INC.                                                                                    9,856           318,546
      WAL-MART STORES, INC.                                                                          12,374           540,125
      WALGREEN CO.                                                                                    9,367           442,497
                                                                                                               ---------------
                                                                                                                    2,252,081
                                                                                                               ---------------

TECHNOLOGY-SOFTWARE                                                                   2.3%
      SALESFORCE.COM, INC.                                                                           *9,300           477,276
      VMWARE, INC. - CL A                                                                            *1,900           161,500
                                                                                                               ---------------
                                                                                                                      638,776
                                                                                                               ---------------

TOBACCO                                                                               1.8%
      ALTRIA GROUP, INC.                                                                              7,519           522,796
                                                                                                               ---------------

TELECOMMUNICATIONS                                                                    4.1%
      AT&T, INC.                                                                                     13,552           573,385
      BROADCOM CORP. CL A                                                                            *6,000           218,640
      VERIZON COMMUNICATIONS                                                                          8,100           358,668
                                                                                                               ---------------
                                                                                                                    1,150,693
                                                                                                               ---------------

TELECOMMUNICATIONS-SERVICES AND EQUIPMENT                                             3.0%
      CLEARWIRE CORP. CL A                                                                           *4,200           102,648
      NII HOLDINGS, INC.                                                                             *9,026           741,486
                                                                                                               ---------------
                                                                                                                      844,134
                                                                                                               ---------------

TOTAL COMMON STOCKS (Cost $23,261,527)                                                                             28,176,607
                                                                                                               ---------------

WARRANTS - 0.1%                                                                       0.1%
      LUCENT TECH WARRANTS, EXPIRES 12/10/07                                                           *514                 6
      RAYTHEON CO. WARRANTS, EXPIRES 6/16/11                                                           *628            17,345
                                                                                                               ---------------
                                                                                                                       17,351
                                                                                                               ---------------

TOTAL WARRANTS (Cost $0.00)                                                                                            17,351
                                                                                                               ---------------

TOTAL INVESTMENTS - 100% (Cost $23,347,598)                                                                       $28,280,029
                                                                                                               ===============

*Non-dividend producing as of September 30, 2007


ACTIVA Schedule of Investments
INTERNATIONAL FUND - 9/30/07 (Unaudited)

                                                                                     % OF         SHARES OR
SECURITY DESCRIPTION                                                          INVESTMENTS         PAR VALUE              VALUE
--------------------                                                          -----------         ---------              -----
MONEY MARKET FUNDS - TAXABLE - 4.9%                                                  4.9%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIV. ASSETS PORT. - U.S.                                             2,387,287          $2,387,287
                                                                                                                 ---------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $2,387,287)                                                                  2,387,287
                                                                                                                 ---------------

COMMON STOCKS - 95.1%
AEROSPACE                                                                            1.8%
      THALES SA - FRANCE                                                                             15,050             882,151
                                                                                                                 ---------------

ALUMINUM                                                                             1.8%
      ALUMINA LTD. - AUSTRALIA                                                                      139,190             881,614
                                                                                                                 ---------------

APPAREL                                                                              0.8%
      WACOAL HOLDINGS CORPORATION - JAPAN                                                            33,000             405,424
                                                                                                                 ---------------

BEVERAGES - FOREIGN                                                                  1.6%
      COCA-COLA WEST HOLDINGS COMPANY, LTD - JAPAN                                                   32,600             766,391
                                                                                                                 ---------------

BREWERY                                                                              1.6%
      KIRIN BREWERY CO. LTD. - JAPAN                                                                 57,000             754,375
                                                                                                                 ---------------

BUSINESS SERVICES                                                                    0.9%
      TOPPAN PRINTING - JAPAN                                                                        43,000             442,917
                                                                                                                 ---------------

CABLE TV                                                                             2.5%
      PREMIERE AG - GERMANY                                                                         *56,100           1,209,410
                                                                                                                 ---------------

COMMODITY CHEMICAL                                                                   2.3%
      DYNO NOBEL LTD. - AUSTRALIA                                                                   463,650           1,110,519
                                                                                                                 ---------------

COMPUTER STORAGE                                                                     3.4%
      GEMALTO - NETHERLANDS                                                                         *57,100           1,654,317
                                                                                                                 ---------------

CONSUMER GOODS & SERVICES                                                            4.7%
      FUJI PHOTO FILM - JAPAN                                                                        30,700           1,419,390
      SEGA SAMMY HOLDINGS, INC. - JAPAN                                                              63,100             840,601
                                                                                                                 ---------------
                                                                                                                      2,259,991
                                                                                                                 ---------------

COSMETICS                                                                            1.4%
      SHISEIDO CORP. - JAPAN                                                                         30,000             666,086
                                                                                                                 ---------------

DRUGS                                                                                2.1%
      DAIICHI SANKYO CO. LTD. - JAPAN                                                                33,600           1,009,317
                                                                                                                 ---------------

ELECTRIC UTILITY                                                                     2.8%
      CENTRAIS ELETRICAS BRASILEIRAS S.A. - BRAZIL                                                   35,500             497,966
      KOREA ELECTRIC POWER CORP. ADR - KOREA                                                         36,000             833,400
                                                                                                                 ---------------
                                                                                                                      1,331,366
                                                                                                                 ---------------

ENERGY                                                                               2.0%
      SUNCOR ENERGY, INC. - CANADA                                                                   10,090             956,633
                                                                                                                 ---------------


FINANCIAL SERVICES                                                                   2.1%
      ACOM CO. LTD. - JAPAN                                                                          10,400             231,815
      PROMISE CO. LTD. - JAPAN                                                                       10,850             264,519
      TAKEFUJI CORP. - JAPAN                                                                         26,500             526,078
                                                                                                                 ---------------
                                                                                                                      1,022,412
                                                                                                                 ---------------

FOREST PRODUCTS                                                                      2.9%
      STORA ENSO OYJ 'R' SHRS - FINLAND                                                              71,050           1,383,801
                                                                                                                 ---------------

FOREIGN AGENCIES                                                                     1.3%
      OPTI CANADA, INC. - CANADA                                                                    *33,850             633,836
                                                                                                                 ---------------

GOLD (PRECIOUS METALS)                                                               8.6%
      ANGLOGOLD ASHANTI-SPON ADR - SOUTH AFRICA                                                      30,850           1,446,557
      GOLD FIELDS LIMITED - SOUTH AFRICA                                                             60,220           1,086,784
      LIHIR GOLD LIMITED - PAPUA NEW GUINEA                                                        *129,650             453,149
      NEWCREST MINING LIMITED - AUSTRALIA                                                            17,250             428,469
      NOVAGOLD RESOURCES, INC. - CANADA                                                             *46,650             770,191
                                                                                                                 ---------------
                                                                                                                      4,185,150
                                                                                                                 ---------------

HOME BUILDERS                                                                        1.0%
      SEKISUI HOUSE LTD. - JAPAN                                                                     38,000             478,433
                                                                                                                 ---------------

INDUSTRIAL CONGLOMERATES (ENERGY)                                                    0.9%
      AREVA - CI - FRANCE                                                                               420             424,785
                                                                                                                 ---------------

METALS & MINING                                                                      9.9%
      RIO TINTO PLC - UNITED KINGDOM                                                                  9,900             856,308
      LONMIN PLC - UNITED KINGDOM                                                                     8,490             633,785
      IVANHOE MINES LTD. - CANADA                                                                   *34,400             448,920
      NEWMONT MINING CORP. - UNITED STATES                                                           33,000           1,476,090
      IMPALA PLATINUM HOLDINGS LTD. - SOUTH AFRICA                                                   18,300             638,437
      APEX SILER MINES LTD. - CAYMAN ISLANDS                                                        *37,680             732,876
                                                                                                                 ---------------
                                                                                                                      4,786,416
                                                                                                                 ---------------

OIL/GAS - EQUIPMENT & SVCS                                                           0.8%
      TECHNIP-COFLEXIP SA - FRANCE                                                                    4,150             371,001
                                                                                                                 ---------------

OIL & GAS EXPLOR PROD & SER                                                          6.8%
      BP PLC - UNITED KINGDOM                                                                       123,250           1,430,911
      PETRO-CANADA - CANADA                                                                           8,550             490,685
      ROYAL DUTCH SHELL ADR - UNITED KINGDOM                                                         16,835           1,382,153
                                                                                                                 ---------------
                                                                                                                      3,303,749
                                                                                                                 ---------------

PETROLEUM-REFINING                                                                   2.0%
      NIPPON OIL CORP. - JAPAN                                                                      106,000             984,780
                                                                                                                 ---------------

PRINTING & PUBLISHING                                                                2.6%
      DAI NIPPON PRINTING CO. LTD - JAPAN                                                            89,000           1,272,425
                                                                                                                 ---------------

PRECIOUS METALS                                                                      4.9%
      BARRICK GOLD CORP. - CANADA                                                                    58,713           2,364,960
                                                                                                                 ---------------

SEMICONDUCTORS                                                                       0.9%
      NEC ELECTRONICS CORPORATION - JAPAN                                                           *15,800             453,983
                                                                                                                 ---------------

TELECOMMUNICATIONS                                                                  20.7%



      CHUNGHWA TELECOM CO. ADR - TAIWAN                                                              93,277           1,723,753
      KT CORPORATION - KOREA                                                                         53,810           1,347,941
      ALCATEL-LUCENT - FRANCE                                                                       123,450           1,267,309
      NIPPON TELEGRAPH & TELEPHONE CORP. ADR - JAPAN                                                 86,800           2,019,836
      TELECOM ITALIA - ITALY                                                                        647,550           1,561,263
      BELGACOM SA - BELGIUM                                                                          23,950           1,111,174
      VODAFONE GROUP PLC - UNITED KINGDOM                                                           268,806             970,607
                                                                                                                 ---------------
                                                                                                                     10,001,883
                                                                                                                 ---------------

TOTAL COMMON STOCKS (Cost $39,279,199)                                                                               45,998,125
                                                                                                                 ---------------

TOTAL INVESTMENTS - 100% (Cost $41,666,486)                                                                         $48,385,412
                                                                                                                 ===============


*Non-dividend producing as of September 30, 2007

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Activa Mutual Fund Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date     November 5, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.